SHAREHOLDERS' EQUITY - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended		2 Months Ended	12 Months Ended
	Aug. 16, 2021 shares	Jul. 22, 2021 ₪ / shares shares	Aug. 31, 2021 shares	Jun. 30, 2021 shares	Feb. 29, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2021 ₪ / shares shares	Dec. 31, 2021 $ / shares shares	Jul. 22, 2021 $ / shares shares	Dec. 31, 2020 ₪ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Common stock outstanding (in shares)												45,271,559	45,271,559
Preferred stock outstanding (in shares)		141,461,817									141,461,817
SPAC merger and PIPE financing | $						$ 258,159
Stock split, ratio		26.7017
Common stock par value (in NIS per share) | (per share)		₪ 0.01									$ 0	₪ 0.01
Preferred stock par value (in NIS per share) | (per share)		₪ 0.01									$ 0
Share-based compensation expense | $						448,077	$ 52,763	$ 7,046
Exercise price of warrants (in USD per share) | ₪ / shares									₪ 11.50
Conversion of shares (in shares)		30,000,000
Selling, general and administrative
Class of Stock [Line Items]
Share-based compensation expense | $						238,705	31,344	$ 3,253
Strategic Partner | Selling, general and administrative
Class of Stock [Line Items]
Share-based compensation expense | $						18,802
Cowen Affiliate
Class of Stock [Line Items]
Issuance of shares (in shares)	250,000
Certain Investors | Preferred B Shares
Class of Stock [Line Items]
Exercise price of warrants (in USD per share) | $ / shares										$ 0.27			$ 0.27
Payment for share exchange | $						$ 2,907	$ 7,085
Conversion of shares (in shares)						10,662,377	25,990,711
Certain Investors | Preferred D Shares
Class of Stock [Line Items]
Exercise price of warrants (in USD per share) | $ / shares					$ 2.68
Payment for share exchange | $					$ 25,825
Conversion of shares (in shares)					9,638,101
Additional Paid-in Capital
Class of Stock [Line Items]
SPAC merger and PIPE financing | $						$ 258,159
Ordinary shares - Class A
Class of Stock [Line Items]
Common stock outstanding (in shares)		47,261,181							234,262,636	234,262,636	47,261,181
Ordinary shares - Class B
Class of Stock [Line Items]
Common stock outstanding (in shares)									83,417,110	83,417,110
Ordinary shares | Strategic Partner
Class of Stock [Line Items]
Issuance of shares (in shares)			370,479	1,989,622
Preferred B Shares
Class of Stock [Line Items]
Preferred stock outstanding (in shares)												54,440,294	54,440,294
Preferred stock par value (in NIS per share) | ₪ / shares												₪ 0.01